Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	DEFA14A
Amendment Flag	false
Entity Registrant Name	DEFINITIVE HEALTHCARE CORP.
Entity Central Index Key	0001861795